CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of financial assets

	At December 31,
	2020	2019
	(€ thousand)
Financial derivatives	38,636	9,423
Other financial assets	1,448	1,986
Current financial assets	40,084	11,409

Disclosure of derivative financial instruments	The following table sets further the analysis of derivative assets and liabilities at December 31, 2020 and 2019.

	At December 31,
	2020		2019
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ thousand)
Cash flow hedges:
Foreign currency derivatives	37,214	(2,060)	8,039	(14,547)
Commodities	271	—	—	—
Interest rate caps	497	—	87	—
Total cash flow hedges	37,982	(2,060)	8,126	(14,547)
Other foreign currency derivatives	654	(80)	1,294	(244)
Interest rate caps	—	—	3	—
Total	38,636	(2,140)	9,423	(14,791)

Foreign currency derivatives which do not meet the requirements to be recognized as cash flow hedges are presented as other foreign currency derivatives. Interest rate caps relate to derivative instruments required as part of certain of the Group’s funding from securitization programs.
    The following tables provide an analysis by foreign currency of outstanding derivative financial instruments based on their fair value and notional amounts:

	At December 31, 2020		At December 31, 2019
	Fair Value	Notional Amount	Fair Value	Notional Amount
	(€ thousand)
Currencies:
U.S. Dollar	31,474	1,363,667	2,826	1,338,800
Pound Sterling	450	118,795	(4,639)	175,247
Japanese Yen	3,533	197,170	923	272,183
Swiss Franc	535	76,282	(1,716)	87,632
Chinese Yuan	490	37,644	55	57,094
Other(1)	14	105,159	(2,817)	106,491
Total amount	36,496	1,898,717	(5,368)	2,037,447
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(1)    Other mainly includes the Australian Dollar, the Hong Kong Dollar and the Canadian Dollar.

Disclosure of reclassified gain/loss from other comprehensive income/(loss) to the consolidated income statement	The Group reclassified gains and losses, net of the related tax effects, from other comprehensive income/(loss) to the consolidated income statement as follows:

	For the years ended December 31,
	2020	2019	2018
	(€ thousand)
Net revenues/(costs)	19,557	(22,055)	3,777
Income tax (expense)/benefit	(5,456)	6,153	(1,054)
Total recognized in the consolidated income statement	14,101	(15,902)	2,723